Income Tax - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	¥ 1,900	¥ 1,600	¥ 5,900	¥ 2,900	¥ 0
Provision For Tax			¥ 0	¥ 0	¥ 0
UNITED STATES
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	30.00%		30.00%
Applicable tax rate			30.00%
CHINA
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	10.00%		10.00%